Other Non-financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Non-financial Liabilities

The account breaks down as follows as of the indicated dates:

	12.31.18	12.31.17	01.01.17
Withholdings and Additional Withholdings Payable	2,901,402	2,781,222	3,212,628
Salaries and Social Security Contributions Payable	2,841,885	2,227,181	2,153,525
Withholdings Payable on Salaries	185,625	160,765	205,275
Value-Added Tax	527,563	519,125	492,704
Sundry Creditors	1,601,166	3,558,480	1,267,562
Liabilities for Assets Held for Sale(*)	—	8,662,306	8,662,306
Taxes Payable	1,930,074	1,920,028	1,390,508
Liabilities Arising from Contracts with Customers	1,071,636	1,061,197	834,413
Other Non-financial Liabilities	412,179	252,150	307,036

Total	11,471,530	21,142,454	18,525,957

(*)	Liabilities of Compañía Financiera Argentina S.A. and Cobranzas y Servicios S.A. (See Note 23).

Summary of Estimated Use of Liability

The following table shows the estimated use of the liabilities recorded as of this fiscal year-end.

	Terms
Item	Up to 12 Months	Up to 24 Months	Over 24 Months	Total
Liabilities – “Quiero” Customers Loyalty Program	394,901	330,615	192,859	918,375